Items Held at Fair Value and Remeasurements - Summary of (Losses)Gains on Items Held at Fair Value and Remeasurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains (losses) on change in fair value of derivatives [abstract]
Change on remeasurement of put and call option and contingent consideration liabilities	$ 638,987	$ 384,122	$ (288,853)
Change in fair value of convertible note embedded derivatives	667,028	1,638,837	(2,354,720)
Loss on disposal of investment carried at FVTPL	(178)	(0)	(0)
Fair value remeasurement of previously held equity interest	0	784	0
Fair value remeasurement of minority investment	(7,225)	0	0
(Losses)/gains on items held at fair value and remeasurements	$ 1,298,612	$ 2,023,743	$ (2,643,573)